Commitments and Contingencies (FY)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 11 — Commitments and Contingencies

Litigation

The Company is currently not a party to any legal proceedings.

Contractual Obligations

On December 31, 2019, we extended the office lease agreement through March 31, 2020 with rental related payments of approximately $3,900 per month, subject to additions based on additional services and usages each month.

In November 2018, the Company entered into a new office lease agreement for 12 months ending December 31, 2019 with rental related payment of approximately $3,300 per month, subject to additions based on additional services and usages each month.

The Debentures have a term of 5 years and will mature in October 2022.

Governmental and Environmental Regulation

The Company’s operations are subject to stringent federal, state and local laws and regulations governing the discharge of materials into the environment or otherwise relating to environmental protection. Numerous governmental agencies, such as the U.S. Environmental Protection Agency, and various Chinese authorities, issue regulations to implement and enforce such laws, which often require difficult and costly compliance measures that carry substantial administrative, civil and criminal penalties or may result in injunctive relief for failure to comply. These laws and regulations may require the acquisition of a permit before operations at a facility commence, restrict the types, quantities and concentrations of various substances that can be released into the environment in connection with such activities, limit or prohibit construction activities on certain lands lying within wilderness, wetlands, ecologically sensitive and other protected areas, and impose substantial liabilities for pollution resulting from our operations. The Company believes that it is in substantial compliance with current applicable environmental laws and regulations and it has not experienced any material adverse effect from non-compliance with these environmental requirements.

Note 13 — Commitments and Contingencies

Litigation

The Company is currently not a party to any legal proceedings.

Contractual Obligations

On December 31, 2019, we extended the office lease agreement through March 31, 202 with rental related payments of approximately $3,900 per month, subject to additions based on additional services and usages each month.

In November 2018, the Company entered into a new office lease agreement for 12 months ending December 31, 2019 with rental related payment of approximately $3,300 per month, subject to additions based on additional services and usages each month.

In October 2017, the Company extended its corporate office lease term for an additional 13 months ending January 31, 2019 with rental payments of approximately $18,000 per month, subject to additions based on actual utility usage each month.

Consolidated rental expense incurred under operating leases was $0.1 million for the year ended June 30, 2019 and $0.2 million for the year ended June 30, 2018.

The Debentures have a term of 5 years and will mature in October 2022.

Governmental and Environmental Regulation

The Company’s operations are subject to stringent federal, state and local laws and regulations governing the discharge of materials into the environment or otherwise relating to environmental protection. Numerous governmental agencies, such as the U.S. Environmental Protection Agency, and various Chinese authorities, issue regulations to implement and enforce such laws, which often require difficult and costly compliance measures that carry substantial administrative, civil and criminal penalties or may result in injunctive relief for failure to comply. These laws and regulations may require the acquisition of a permit before operations at a facility commence, restrict the types, quantities and concentrations of various substances that can be released into the environment in connection with such activities, limit or prohibit construction activities on certain lands lying within wilderness, wetlands, ecologically sensitive and other protected areas, and impose substantial liabilities for pollution resulting from our operations.  The Company believes that it is in substantial compliance with current applicable environmental laws and regulations and it has not experienced any material adverse effect from non-compliance with these environmental requirements.